INVESTMENTS AND FAIR VALUE (Ownership Percentages) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 fund	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Fortress's Investment	$ 1,121,545	$ 1,121,545	$ 1,253,266	$ 1,211,684
Fortress’s equity in net income (loss)		78,199	136,866	156,530
Private equity funds, excluding NIH [Member]
Schedule of Equity Method Investments [Line Items]
Assets	13,484,372	13,484,372	16,982,954
Debt	(3,251)	(3,251)	(1,626)
Other liabilities	(143,363)	(143,363)	(185,144)
Equity	13,337,758	13,337,758	16,796,184
Fortress's Investment	677,366	677,366	786,093	715,742
Ownership (A)	5.10%	5.10%	4.70%
Revenues and gains (losses) on investments		731,574	2,335,934	3,382,194
Expenses		(194,509)	(208,301)	(187,580)
Net Income (Loss)		537,065	2,127,633	3,194,614
Fortress’s equity in net income (loss)		36,413	82,024	104,562
Number Of Entities Reported Using Lagging Financial Information		4
Lag in Preparation of Summary Financial Information Number of Quarters	3 months
Liquid Hedge Funds [Member]
Schedule of Equity Method Investments [Line Items]
Assets	13,132,531	13,132,531	13,167,316
Debt	0	0	0
Other liabilities	(5,733,970)	(5,733,970)	(6,735,989)
Non-controlling interest	0	0	0
Equity	7,398,561	7,398,561	6,431,327
Fortress's Investment	167,630	167,630	158,920	180,664
Ownership (A)	2.30%	2.30%	2.50%
Revenues and gains (losses) on investments		220,958	838,506	579,050
Expenses		(219,303)	(159,892)	(130,466)
Net Income (Loss)		1,655	678,614	448,584
Fortress’s equity in net income (loss)		3,844	13,124	17,505
Credit Hedge Funds [Member]
Schedule of Equity Method Investments [Line Items]
Assets	11,349,879	11,349,879	10,226,023
Debt	(4,621,360)	(4,621,360)	(3,918,692)
Other liabilities	(283,818)	(283,818)	(332,510)
Non-controlling interest	(14,406)	(14,406)	(6,470)
Equity	6,430,295	6,430,295	5,968,351
Fortress's Investment	57,224	57,224	58,825	58,507
Ownership (A)	0.90%	0.90%	1.00%
Revenues and gains (losses) on investments		1,011,969	1,295,945	1,244,449
Expenses		(340,373)	(255,222)	(271,565)
Net Income (Loss)		671,596	1,040,723	972,884
Fortress’s equity in net income (loss)		8,236	12,242	11,469
Credit PE Funds [Member]
Schedule of Equity Method Investments [Line Items]
Assets	11,992,369	11,992,369	10,544,754
Debt	(67,618)	(67,618)	(161,225)
Other liabilities	(824,837)	(824,837)	(311,538)
Non-controlling interest	(4,852)	(4,852)	(3,461)
Equity	11,095,062	11,095,062	10,068,530
Fortress's Investment	183,127	183,127	159,044	166,482
Ownership (A)	1.70%	1.70%	1.60%
Revenues and gains (losses) on investments		2,381,032	1,835,118	2,011,139
Expenses		(369,653)	(325,436)	(312,549)
Net Income (Loss)		2,011,379	1,509,682	1,698,590
Fortress’s equity in net income (loss)		$ 28,693	$ 29,824	$ 22,176
Number Of Entities Reported Using Lagging Financial Information		1
Lag in Preparation of Summary Financial Information Number of Quarters	3 months
Foreign Entity Recorded on Lag Period		1 month